INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - Non-capital loss carry-forward [Member] $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure Of Income Tax [Line Items]
Non-capital losses	$ 46
2037 [Member]
Disclosure Of Income Tax [Line Items]
Non-capital losses	41
2038 [Member]
Disclosure Of Income Tax [Line Items]
Non-capital losses	$ 5